Segment Information - Schedule of Performance and Making Key Decisions Regarding Resource Allocation (Details) - Operating Segments [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Performance and Making Key Decisions Regarding Resource Allocation [Line Items]
General and administrative expenses	$ 567,723	$ 271,992	$ 1,428,060	$ 2,022,981
Interest income from restricted cash held in Trust Account	$ 97,051	$ 260,681	$ 808,868	$ 2,168,659